UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-04727
                                                -----------------

                      Phoenix Strategic Equity Series Fund
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,              John H. Beers, Esq.
   Counsel and Secretary for Registrant          Vice President and Counsel
     Phoenix Life Insurance Company            Phoenix Life Insurance Company
            One American Row                          One American Row
         Hartford, CT 06103-2899                   Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: April 30
                                                ---------

                   Date of reporting period: January 31, 2007
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


PHOENIX STRATEGIC EQUITY SERIES FUND
GLOSSARY
JANUARY 31, 2007 (UNAUDITED)


ADR (American Depositary Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Sponsored ADR (American Depositary Receipt)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.

PHOENIX DYNAMIC GROWTH FUND

                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                  (UNAUDITED)

                                                          SHARES     VALUE
                                                          ------  -----------
DOMESTIC COMMON STOCKS--96.3%

AEROSPACE & DEFENSE--7.1%
DRS Technologies, Inc.                                     6,100  $   337,940
Precision Castparts Corp.                                  5,350      475,561
                                                                  -----------
                                                                      813,501
                                                                  -----------

ALTERNATIVE CARRIERS--2.0%
Cogent Communication Group, Inc.(b)                       10,700      224,700

APPAREL RETAIL--4.0%
DSW, Inc. Class A(b)                                       8,600      344,774
Tween Brands, Inc.(b)                                      3,150      107,698
                                                                  -----------
                                                                      452,472
                                                                  -----------

APPAREL, ACCESSORIES & LUXURY GOODS--4.8%
Carter's, Inc.(b)                                          5,600      142,240
Polo Ralph Lauren Corp.                                    4,950      406,147
                                                                  -----------
                                                                      548,387
                                                                  -----------

APPLICATION SOFTWARE--2.5%
Parametric Technology Corp.(b)                            14,550      288,381

ASSET MANAGEMENT & CUSTODY BANKS--3.4%
T. Rowe Price Group, Inc.                                  8,150      391,119

BIOTECHNOLOGY--2.7%
Celgene Corp.(b)                                           5,800      311,344

CATALOG RETAIL--1.0%
Coldwater Creek, Inc.(b)                                   5,850      109,103

COMMUNICATIONS EQUIPMENT--8.6%
F5 Networks, Inc.(b)                                       3,150      225,036
Harris Corp.                                               6,600      335,412
Polycom, Inc.(b)                                          12,300      413,526
                                                                  -----------
                                                                      973,974
                                                                  -----------

DATA PROCESSING & OUTSOURCED SERVICES--3.7%
MasterCard, Inc. Class A                                   3,800      423,890

ELECTRONIC EQUIPMENT MANUFACTURERS--3.3%
Amphenol Corp. Class A                                     5,600      379,232

HEALTH CARE EQUIPMENT--4.2%
Hologic, Inc.(b)                                           4,650      258,307
ResMed, Inc.(b)                                            4,200      220,836
                                                                  -----------
                                                                      479,143
                                                                  -----------


                                                          SHARES     VALUE
                                                          ------  -----------

HEALTH CARE FACILITIES--3.5%
Psychiatric Solutions, Inc.(b)                            10,150  $   395,241

HEALTH CARE SUPPLIES--1.8%
LifeCell Corp.(b)                                          8,750      209,213

HEALTH CARE TECHNOLOGY--3.3%
Allscripts Healthcare Solutions, Inc.(b)                  12,200      373,320

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.1%
Robert Half International, Inc.                            8,650      352,055

INTERNET SOFTWARE & SERVICES--10.0%
Akamai Technologies, Inc.(b)                               8,500      477,530
aQuantive, Inc.(b)                                         4,750      127,300
Bankrate, Inc.(b)                                          7,700      304,227
WebEx Communications, Inc.(b)                              6,050      224,334
                                                                  -----------
                                                                    1,133,391
                                                                  -----------

INVESTMENT BANKING & BROKERAGE--3.8%
Greenhill & Co., Inc.                                      5,700      427,101

IT CONSULTING & OTHER SERVICES--2.8%
Cognizant Technology Solutions Corp. Class A(b)            3,700      315,573

LEISURE FACILITIES--3.4%
Life Time Fitness, Inc.(b)                                 7,150      387,530

OIL & GAS EXPLORATION & PRODUCTION--5.4%
Denbury Resources, Inc.(b)                                12,000      332,400
Range Resources Corp.                                      9,300      285,417
                                                                  -----------
                                                                      617,817
                                                                  -----------

PHARMACEUTICALS--3.1%
Medicines Co. (The)(b)                                    11,500      352,130

SPECIALIZED FINANCE--2.5%
IntercontinentalExchange, Inc.(b)                          2,200      287,210

SPECIALTY STORES--1.9%
CarMax, Inc.(b)                                            3,850      221,106

WIRELESS TELECOMMUNICATION SERVICES--4.4%
NII Holdings, Inc.(b)                                      6,750      498,150
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $8,600,796)                                       10,965,083
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.3%
(IDENTIFIED COST $8,600,796)                                       10,965,083
                                                                  -----------

PHOENIX DYNAMIC GROWTH FUND

                                                        PAR VALUE
                                                          (000)      VALUE
                                                        --------- -----------

SHORT-TERM INVESTMENTS--5.0%

COMMERCIAL PAPER(c)--5.0%
Bank of America Corp. 5.25%, 2/1/07                         $165  $   165,000
UBS Finance Delaware LLC 5.26%, 2/1/07                       274      274,000
UBS Finance Delaware LLC 5.25%, 2/2/07                       134      133,980
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $572,980)                                            572,980
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $9,173,776)                                       11,538,063(a)

Other assets and liabilities, net--(1.3)%                            (144,288)
                                                                  -----------
NET ASSETS--100.0%                                                $11,393,775
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,442,595 and gross depreciation of $94,587 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $9,190,055.
(b) Non-income producing.
(c) The rate shown is the discount rate.

PHOENIX FUNDAMENTAL GROWTH FUND

                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                  (UNAUDITED)

                                                          SHARES     VALUE
                                                          ------  -----------

DOMESTIC COMMON STOCKS--92.0%

AIR FREIGHT & LOGISTICS--1.0%
FedEx Corp.                                                2,500  $   276,000

APPAREL, ACCESSORIES & LUXURY GOODS--4.4%
Polo Ralph Lauren Corp.                                    8,300      681,015
Under Armour, Inc. Class A(b)                             10,500      533,400
                                                                  -----------
                                                                    1,214,415
                                                                  -----------

APPLICATION SOFTWARE--1.0%
NAVTEQ Corp.(b)                                            8,000      283,840

BIOTECHNOLOGY--6.2%
Genentech, Inc.(b)                                         3,000      262,110
Genzyme Corp.(b)                                          12,200      801,906
Gilead Sciences, Inc.(b)                                   9,900      636,768
                                                                  -----------
                                                                    1,700,784
                                                                  -----------

COMMUNICATIONS EQUIPMENT--12.1%
Cisco Systems, Inc.(b)                                    36,100      959,899
Corning, Inc.(b)                                          41,100      856,524
Harris Corp.                                              12,600      640,332
Qualcomm, Inc.                                            22,900      862,414
                                                                  -----------
                                                                    3,319,169
                                                                  -----------

COMPUTER HARDWARE--4.4%
Apple, Inc.(b)                                             5,900      505,807
Hewlett-Packard Co.                                       16,100      696,808
                                                                  -----------
                                                                    1,202,615
                                                                  -----------

CONSTRUCTION & ENGINEERING--2.5%
Foster Wheeler Ltd.(b)                                    12,800      684,416

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--4.2%
Deere & Co.                                               11,500    1,153,220

DEPARTMENT STORES--2.1%
Penney (J.C.) Co., Inc.                                    7,000      568,680

ELECTRICAL COMPONENTS & EQUIPMENT--3.4%
Emerson Electric Co.                                      20,600      926,382

HEALTH CARE EQUIPMENT--6.7%
Baxter International, Inc.                                19,400      963,404
Hologic, Inc.(b)                                          15,900      883,245
                                                                  -----------
                                                                    1,846,649
                                                                  -----------


                                                          SHARES     VALUE
                                                          ------  -----------


INTERNET SOFTWARE & SERVICES--4.8%
aQuantive, Inc.(b)                                         8,300  $   222,440
Google, Inc. Class A(b)                                    2,180    1,092,834
                                                                  -----------
                                                                    1,315,274
                                                                  -----------

INVESTMENT BANKING & BROKERAGE--1.3%
Goldman Sachs Group, Inc. (The)                            1,700      360,672

OIL & GAS DRILLING--1.4%
Rowan Cos., Inc.                                          11,900      391,391

OIL & GAS EQUIPMENT & SERVICES--4.4%
Schlumberger Ltd.                                         10,400      660,296
Smith International, Inc.                                 13,900      551,552
                                                                  -----------
                                                                    1,211,848
                                                                  -----------

OIL & GAS EXPLORATION & PRODUCTION--4.7%
Anadarko Petroleum Corp.                                   9,000      393,750
Southwestern Energy Co.(b)                                23,300      896,118
                                                                  -----------
                                                                    1,289,868
                                                                  -----------

OIL & GAS REFINING & MARKETING--2.9%
Valero Energy Corp.                                       14,700      797,916

PACKAGED FOODS & MEATS--3.2%
Wrigley (Wm.) Jr. Co.                                     17,000      875,840

PHARMACEUTICALS--9.7%
Allergan, Inc.                                             8,600    1,003,706
Pfizer, Inc.                                              32,100      842,304
Wyeth                                                     16,300      805,383
                                                                  -----------
                                                                    2,651,393
                                                                  -----------

RESTAURANTS--1.5%
Starbucks Corp.(b)                                        12,000      419,280

SOFT DRINKS--3.3%
PepsiCo, Inc.                                             13,900      906,836

SPECIALIZED FINANCE--2.9%
Chicago Mercantile Exchange Holdings, Inc.                 1,400      788,620

SPECIALTY STORES--3.9%
Dick's Sporting Goods, Inc.(b)                             8,600      442,814
PetSmart, Inc.                                            20,800      635,232
                                                                  -----------
                                                                    1,078,046
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $22,294,955)                                      25,263,154
-----------------------------------------------------------------------------

PHOENIX FUNDAMENTAL GROWTH FUND

                                                          SHARES     VALUE
                                                          ------  -----------

FOREIGN COMMON STOCKS(c)--5.2%

COMMUNICATIONS EQUIPMENT--2.0%
Nokia Oyj Sponsored ADR (Finland)                         25,300  $   559,130

OIL & GAS DRILLING--3.2%
Nabors Industries Ltd. (United States)(b)                 29,200      884,176
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,486,415)                                        1,443,306
-----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $23,781,370)                                      26,706,460
                                                                  -----------


                                                        PAR VALUE
                                                          (000)      VALUE
                                                        --------- -----------

SHORT-TERM INVESTMENTS--4.6%

COMMERCIAL PAPER(d)--4.6%
UBS Finance Delaware LLC 5.26%, 2/1/07                   $ 1,260  $ 1,260,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,260,000)                                        1,260,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.8%
(IDENTIFIED COST $25,041,370)                                      27,966,460(a)

Other assets and liabilities, net--(1.8)%                            (497,883)
                                                                  -----------
NET ASSETS--100.0%                                                $27,468,577
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,367,136 and gross depreciation of $474,134 for federal income tax purposes. At January 31, 2007 the aggregate cost of securities for federal income tax purposes was $25,073,458.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

PHOENIX STRATEGIC GROWTH FUND

                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                  (UNAUDITED)


                                                          SHARES      VALUE
                                                         -------  ------------

DOMESTIC COMMON STOCKS--96.3%


AEROSPACE & DEFENSE--2.2%
United Technologies Corp.                                 62,260  $  4,234,925

AIR FREIGHT & LOGISTICS--1.5%
FedEx Corp.                                               26,020     2,872,608

APPAREL RETAIL--1.4%
TJX Cos., Inc. (The)                                      89,500     2,646,515

APPLICATION SOFTWARE--1.5%
Adobe Systems, Inc.(c)                                    75,760     2,944,791

BIOTECHNOLOGY--6.7%
Amgen, Inc.(c)                                            51,800     3,645,166
Biogen Idec, Inc.(c)                                      58,920     2,848,193
Genentech, Inc.(c)                                        72,580     6,341,315
                                                                  ------------
                                                                    12,834,674
                                                                  ------------

COMMUNICATIONS EQUIPMENT--3.7%
Cisco Systems, Inc.(c)                                   135,690     3,607,997
Corning, Inc.(c)                                         167,830     3,497,577
                                                                  ------------
                                                                     7,105,574
                                                                  ------------

COMPUTER & ELECTRONICS RETAIL--1.2%
Circuit City Stores, Inc.                                113,420     2,314,902

COMPUTER HARDWARE--6.2%
Apple, Inc.(c)                                            51,780     4,439,099
Hewlett-Packard Co.                                      103,960     4,499,389
Sun Microsystems, Inc.(c)                                455,200     3,022,528
                                                                  ------------
                                                                    11,961,016
                                                                  ------------

COMPUTER STORAGE & PERIPHERALS--2.0%
Network Appliance, Inc.(c)                               100,340     3,772,784

CONSTRUCTION MATERIALS--2.0%
Vulcan Materials Co.                                      37,930     3,862,791

CONSUMER FINANCE--2.0%
American Express Co.                                      65,450     3,810,499

DATA PROCESSING & OUTSOURCED SERVICES--1.8%
Western Union Co. (The)                                  155,510     3,474,093

DEPARTMENT STORES--2.5%
Kohl's Corp.(c)                                           23,680     1,679,149
Penney (J.C.) Co., Inc.                                   39,740     3,228,477
                                                                  ------------
                                                                     4,907,626
                                                                  ------------


                                                          SHARES      VALUE
                                                         -------  ------------

DRUG RETAIL--1.7%
CVS Corp.                                                 97,440  $  3,278,856

ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
Agilent Technologies, Inc.(c)                            119,220     3,815,040

FOREST PRODUCTS--1.9%
Weyerhaeuser Co.                                          48,680     3,651,000

HEALTH CARE DISTRIBUTORS--2.4%
Cardinal Health, Inc.                                     65,350     4,667,297

HEALTH CARE EQUIPMENT--2.6%
Medtronic, Inc.                                           93,950     5,021,628

HOME ENTERTAINMENT SOFTWARE--1.9%
Electronic Arts, Inc.(c)                                  73,800     3,690,000

HOTELS, RESORTS & CRUISE LINES--1.6%
Hilton Hotels Corp.                                       86,740     3,069,729

HOUSEHOLD PRODUCTS--1.7%
Colgate-Palmolive Co.                                     48,510     3,313,233

INDUSTRIAL CONGLOMERATES--3.1%
General Electric Co.                                     164,600     5,933,830

INDUSTRIAL MACHINERY--1.6%
Harsco Corp.                                              36,820     3,162,102

INTERNET SOFTWARE & SERVICES--2.4%
Google, Inc. Class A(c)                                    9,230     4,626,999

INVESTMENT BANKING & BROKERAGE--2.0%
Merrill Lynch & Co., Inc.                                 40,930     3,829,411

IT CONSULTING & OTHER SERVICES--1.8%
Cognizant Technology Solutions Corp. Class A(c)           41,450     3,535,271

MOVIES & ENTERTAINMENT--2.1%
Walt Disney Co. (The)                                    116,380     4,093,085

OIL & GAS EQUIPMENT & SERVICES--1.6%
Schlumberger Ltd.                                         47,200     2,996,728

OIL & GAS EXPLORATION & PRODUCTION--1.7%
XTO Energy, Inc.                                          63,740     3,216,958

OTHER DIVERSIFIED FINANCIAL SERVICES--3.0%
Citigroup, Inc.                                           60,370     3,328,198
JPMorgan Chase & Co.                                      46,980     2,392,692
                                                                  ------------
                                                                     5,720,890
                                                                  ------------

                                                         SHARES      VALUE
                                                        -------  ------------

PACKAGED FOODS & MEATS--1.5%
ConAgra Foods, Inc.                                     112,640  $  2,895,974

PHARMACEUTICALS--6.5%
Abbott Laboratories                                      81,560     4,322,680
Johnson & Johnson                                        62,180     4,153,624
Wyeth                                                    80,620     3,983,434
                                                                 ------------
                                                                   12,459,738
                                                                 ------------

RESTAURANTS--2.0%
Yum! Brands, Inc.                                        63,960     3,838,240

SEMICONDUCTOR EQUIPMENT--1.3%
Applied Materials, Inc.                                 142,680     2,529,716

SEMICONDUCTORS--6.0%
Broadcom Corp. Class A(c)                               109,350     3,490,452
Intel Corp.                                             177,340     3,717,047
Texas Instruments, Inc.                                 142,190     4,434,906
                                                                 ------------
                                                                   11,642,405
                                                                 ------------

SYSTEMS SOFTWARE--3.0%
Microsoft Corp.                                         188,390     5,813,715

TOBACCO--1.6%
Altria Group, Inc.                                       34,680     3,030,685

WIRELESS TELECOMMUNICATION SERVICES--4.6%
American Tower Corp. Class A(c)                         109,710     4,369,749
NII Holdings, Inc.(c)                                    60,530     4,467,114
                                                                 ------------
                                                                    8,836,863
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $161,183,782)                                    185,412,191
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(b)--3.5%


AUTOMOBILE MANUFACTURERS--1.7%
Honda Motor Co. Ltd. Sponsored ADR (Japan)               83,300     3,276,189

HEAVY ELECTRICAL EQUIPMENT--1.8%
ABB Ltd. Sponsored ADR (Switzerland)                    197,530     3,518,009
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,017,465)                                        6,794,198
-----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $167,201,247)                                    192,206,389
                                                                 ------------


                                                       PAR VALUE
                                                         (000)      VALUE
                                                       --------- ------------

SHORT-TERM INVESTMENTS--1.0%


COMMERCIAL PAPER(d)--1.0%
UBS Finance Delaware LLC 5.26%, 2/1/07                   $1,930  $  1,930,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,930,000)                                        1,930,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $169,131,247)                                    194,136,389(a)

Other assets and liabilities, net--(0.8)%                          (1,494,296)
                                                                 ------------
NET ASSETS--100.0%                                               $192,642,093
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $27,050,333 and gross depreciation of $2,155,796 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $169,241,852.
(b) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(c) Non-income producing.
(d) The rate shown is the discount rate.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)


        NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
            The following is a summary of significant accounting policies consistently followed by the Phoenix Strategic Equity Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

        A. SECURITY VALUATION
            Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

            Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

            As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

           Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

            Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

        B. SECURITY TRANSACTIONS AND RELATED INCOME
            Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

        C. FOREIGN CURRENCY TRANSLATION
            Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

        D. FOREIGN SECURITY COUNTRY DETERMINATION
            A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

        NOTE 2--ASSET CONCENTRATIONS

            In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

            Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

          At January 31, 2007, the Dynamic Growth Fund and the Strategic Growth Fund held securities issued by various companies in the Information Technology sector, comprising 31% and 34%, respectively, of the total net assets of the Funds.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Phoenix Strategic Equity Series Fund
            -----------------------------------------------------------------

By (Signature and Title)*       /s/ George R. Aylward
                         ----------------------------------------------------
                                George R. Aylward, President
                                (principal executive officer)

Date     March 28, 2007
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ George R. Aylward
                         ----------------------------------------------------
                                George R. Aylward, President
                                (principal executive officer)

Date     March 28, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*       /s/ W. Patrick Bradley
                         ----------------------------------------------------
                                W. Patrick Bradley,  Chief Financial Officer
                                and Treasurer
                                (principal financial officer)

Date     March 28, 2007
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.